Condensed Consolidated Statements of Operations (Parentheticals) - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Net loss per common share—diluted	$ (0.46)	$ (0.64)	$ (1.66)	$ (1.31)	$ (0.262)	$ (0.202)
Weighted average shares outstanding used in per common share computations-diluted	4,228,340	3,602,289	4,228,340	3,602,289	36,740,650	29,427,863